THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.3%

	Shares	Value

COMMUNICATION SERVICES — 7.5%

Comcast, Cl A	269,562	$13,362,188

Walt Disney	39,104	6,576,120

		19,938,308

CONSUMER DISCRETIONARY — 13.1%

Dollar General	23,500	4,573,335

Lowe’s	72,900	12,163,365

Starbucks	66,500	6,437,865

TJX	177,400	11,360,696

		34,535,261

CONSUMER STAPLES — 7.1%

Coca-Cola	84,500	4,068,675

Costco Wholesale	11,500	4,052,945

PepsiCo	78,600	10,734,402

		18,856,022

FINANCIAL SERVICES — 9.8%

BlackRock, Cl A	17,790	12,475,416

JPMorgan Chase	66,805	8,595,799

S&P Global	15,200	4,818,400

		25,889,615

HEALTH CARE — 21.0%

Baxter International	131,900	10,133,877

Becton Dickinson	25,200	6,597,108

CVS Health	156,500	11,213,225

Johnson & Johnson	42,640	6,955,863

Medtronic	76,000	8,461,080

UnitedHealth Group	36,635	12,220,703

		55,581,856

INDUSTRIAL — 7.5%

Honeywell International	42,575	8,317,878

Raytheon Technologies	173,455	11,574,652

		19,892,530

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JANUARY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION SERVICES — 25.0%

Accenture, Cl A	59,655	$14,431,738

Apple	140,670	18,562,813

Mastercard, Cl A	46,115	14,585,713

Microsoft	50,000	11,598,000

Oracle	113,290	6,846,115

		66,024,379

MATERIALS — 7.3%

Air Products & Chemicals	18,570	4,953,733

DuPont de Nemours	100,700	8,000,615

Ecolab	30,300	6,196,653

		19,151,001

TOTAL COMMON STOCK

(Cost $125,700,209)		259,868,972

CASH EQUIVALENT (A) — 1.7%

SEI Daily Income Trust, Government Fund, Cl F, 0.010% (Cost $4,481,469)	4,481,469	4,481,469

TOTAL INVESTMENTS — 100.0%

(Cost $130,181,678)		$264,350,441

Percentages are based on Net Assets of $264,367,730.

(A)	The rate reported is the 7-day effective yield as of January 31, 2021.

Cl — Class

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3500

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